Taxes - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense computed based on PRC statutory rate		$ 65,423	$ 207,722	$ 38,251
Favorable tax rate and tax exemption impact in PRC entities	[1]	(141,611)	(480,781)	(339,626)
Effect of rate differential for non-PRC entities		(39,931)	(110,979)	(58,967)
Change in valuation allowance		190,274	458,642	479,758
Total income tax provisions		$ 74,155	$ 74,604	$ 119,416

[1]	During the years ended December 31, 2025, 2024 and 2023, Xinjiang United Family and its branch offices were subject to 25% income tax rate. For the years ended December 31, 2025, 2024 and 2023, 17, 13 and 13 of these UFG entities paid income tax, respectively. The rest of these UFG entities were exempted from paying income tax. For the years ended December 31, 2025, 2024 and 2023, the tax saving as the result of the favorable tax rates and tax exemption amounted to $141,611, $480,781 and $339,626, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03, $2.34 and $2.35, respectively.